Income Taxes - Schedule of Loss Carryforwards and Deductible Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	$ 38.4	$ 49.1
Non-capital tax losses | Expire (2025 to 2044)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	7.2	7.2
Non-capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	31.2	41.9
Capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	7.6	7.7
Non-capital and capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	$ 46.0	$ 56.8